Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Inventories recognized as expense	$ 68,145	$ 82,856